THE WEITZ FUNDS

BLACKSTONE PLAZA

3555 FARNAM STREET, SUITE 800

OMAHA, NEBRASKA 68131

(402) 391-1980

July 31, 2024

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington DC 20549

Re:	The Weitz Funds
Registration Statement on Form N-1A

File Nos. 811-21410 and 333-107797

Ladies and Gentlemen:

On behalf of The Weitz Funds (the “Funds”) and in conjunction with the filing requirements of Rule 497(j) under the Securities Act of 1933, I hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds do not differ from those contained in Post-Effective Amendment No. 55 which was filed on July 29, 2024.  The text of Post-Effective Amendment No. 55 was filed electronically.

Very truly yours,

/s/ John R. Detisch

John R. Detisch

Vice President